Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
CVSR [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following is the summary of historical net liabilities assumed in connection with the CVSR Drop Down as of September 1, 2016:

CVSR
(In millions)
Current assets	$95
Property, plant and equipment	826
Non-current assets	13
Total assets	934

Debt (a)	966
Other current and non-current liabilities	12
Total liabilities	978
Net liabilities assumed	(44)
Accumulated other comprehensive loss	(25)
Historical net liabilities assumed	$(19)

(a) Net of deferred financing costs of $5 million.

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following tables present the Company's historical information summary combining the financial information for the CVSR Drop Down and March 2017 Drop Down Assets transferred in connection with the acquisitions

	As of December 31, 2016
	As Previously Reported	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Current assets	$645	$11	$656
Property, plant and equipment	5,460	—	5,460
Non-current assets	2,062	442	2,504
Total assets	8,167	453	8,620

Debt	5,728	279	6,007
Other current and non-current liabilities	304	5	309
Total liabilities	6,032	284	6,316
Net assets	$2,135	$169	$2,304

	As of December 31, 2015
	As Previously Reported	CVSR	March 2017 Drop Down Assets	As Currently Reported (a)
(In millions)
Current assets	$321	$98	$—	$419
Property, plant and equipment	5,056	822	—	5,878
Non-current assets	2,231	(6)	100	2,325
Total assets	7,608	914	100	8,622

Debt	4,835	843	—	5,678
Other current and non-current liabilities	339	(35)	—	304
Total liabilities	5,174	808	—	5,982
Net assets	$2,434	$106	$100	$2,640

	Year ended December 31, 2016
	As Previously Reported	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Total operating revenues	$1,021	$—	$1,021
Operating income	220	—	220
Net (loss) income	(2)	17	15

	Year ended December 31, 2015
	As Previously Reported	CVSR	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Total operating revenues	$869	$84	$—	$953
Operating income	279	43	—	322
Net income	78	10	5	93

	Year ended December 31, 2014
	As Previously Reported (a)	CVSR	March 2017 Drop Down Assets	As Currently Reported
(In millions)
Total operating revenues	$746	$82	$—	$828
Operating income	266	40	—	306
Net income	108	9	5	122

Alta Wind Portfolio [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price [Table Text Block]
he purchase price of $923 million was allocated as follows:

	Acquisition Date Fair Value at December 31, 2014	Measurement period adjustments	Revised Acquisition Date
Assets	(In millions)
Cash	$22	$—	$22
Current and non-current assets	49	(2)	47
Property, plant and equipment	1,304	6	1,310
Intangible assets	1,177	(6)	1,171
Total assets acquired	2,552	(2)	2,550

Liabilities
Debt	1,591	—	1,591
Current and non-current liabilities	38	(2)	36
Total liabilities assumed	1,629	(2)	1,627
Net assets acquired	$923	$—	$923